Significant transactions										12 Months Ended
	Jan. 20, 2017 USD ($)	Nov. 18, 2016 USD ($)	Mar. 23, 2016 USD ($)	Oct. 16, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jul. 24, 2015 USD ($)	Mar. 02, 2015 USD ($) year	Jan. 01, 2015 USD ($)	Oct. 26, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Jan. 22, 2018 USD ($)	Dec. 31, 2017 SFr / shares	Dec. 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)										$ 999,000,000	$ 16,499,000,000			$ 869,000,000
Profit (loss) from discontinued operations											10,766,000,000
Par value per share | SFr / shares													SFr 0.50
Roche Holding AG, Switzerland
Disclosure of detailed information about business combination [line items]
Additional recognition, goodwill										2,915,000,000
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of detailed information about business combination [line items]
Additional recognition, goodwill										$ 1,763,000,000
GSK Oncology Products
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value							$ 15,900,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents							(16,000,000,000)
Identifiable assets acquired (liabilities assumed)							13,500,000,000
Additional recognition, goodwill							2,400,000,000
Potentially refundable consideration from acquisition							1,500,000,000
Fair value of potentially refundable contingent consideration							$ 100,000,000
Contract right of first negotiation term | year							12.5
Revenue of acquiree since acquisition date							$ 1,800,000,000
Revenue of acquiree full year							$ 2,100,000,000
GSK Consumer Healthcare
Disclosure of detailed information about business combination [line items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage							36.50%
Investments in subsidiaries, joint ventures and associates							$ 7,600,000,000
GSK Consumer Healthcare | GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of detailed information about business combination [line items]
Interest exchanged							Novartis has valued the contribution of 63.5% of its OTC Division in exchange for 36.5% of the GSK Consumer Healthcare business at fair value.
Discontinued operations
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value											10,925,000,000
Profit (loss) from discontinued operations											10,766,000,000
Transaction related costs paid											$ (2,001,000,000)
Discontinued operations | GSK Total Transaction
Disclosure of detailed information about business combination [line items]
Transaction related costs paid							$ (300,000,000)
Discontinued operations | Operating income [member] | GSK Consumer Healthcare
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination							5,900,000,000
Discontinued operations | Operating income [member] | GSK Total Transaction
Disclosure of detailed information about business combination [line items]
Transaction related costs							(600,000,000)
Subsidiaries [member] | Transcend Medical Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 332,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents			(240,000,000)
Contingent liabilities recognised as of acquisition date			92,000,000
Identifiable assets acquired (liabilities assumed)			294,000,000
Additional recognition, goodwill			$ 38,000,000
Subsidiaries [member] | Reprixys Pharmaceuticals Corporation
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 268,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents		(194,000,000)
Contingent liabilities recognised as of acquisition date		74,000,000
Identifiable assets acquired (liabilities assumed)		332,000,000
Additional recognition, goodwill		$ 0
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage		19.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date		$ 64,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		$ 53,000,000
Percentage of voting equity interests acquired		81.00%
Subsidiaries [member] | Ziarco Group Limited
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 420,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents	(325,000,000)
Contingent liabilities recognised as of acquisition date	95,000,000
Identifiable assets acquired (liabilities assumed)	395,000,000
Additional recognition, goodwill	25,000,000
Subsidiaries [member] | Encore Vision, Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	456,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents	(366,000,000)
Contingent liabilities recognised as of acquisition date	90,000,000
Identifiable assets acquired (liabilities assumed)	389,000,000
Additional recognition, goodwill	$ 67,000,000
Subsidiaries [member] | Eli Lilly and Company
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents								$ 5,400,000,000
Pre tax profit (loss) from divestment of business								$ 4,600,000,000
Subsidiaries [member] | GSK Vaccines
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents							5,250,000,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations							7,100,000,000
Pre tax profit (loss) from divestment of business							2,800,000,000
Consideration transferred, divestment-date fair value							6,250,000,000
Potential receivable from divestment							1,800,000,000
Fair value of contingent consideration received							$ 1,000,000,000
Milestone payment already received							Included in this amount is a USD 450 million milestone payment received in late March 2015.
Future put option to sell business							Novartis’s Vaccines influenza business was excluded from the GSK Vaccines business acquisition. However, GSK entered into a future option arrangement with Novartis in relation to the Vaccines influenza business, pursuant to which Novartis could have unilaterally required GSK to acquire the entire or certain parts of its Vaccines influenza business for consideration of up to USD 250 million (the Influenza Put Option) if the divestment to CSL Limited, Australia (CSL), discussed below, had not been completed. The option period was 18 months from the closing date of the GSK transaction, but terminated with the sale of the Vaccines influenza business to CSL on July 31, 2015. Novartis paid GSK a fee of USD 5 million in consideration for the grant of the Influenza Put Option.
Payment put option							$ 5,000,000
Subsidiaries [member] | CSL
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations					$ 275,000,000
Subsidiaries [member] | Spinifex
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 312,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents						(196,000,000)
Contingent liabilities recognised as of acquisition date						116,000,000
Identifiable assets acquired (liabilities assumed)						263,000,000
Additional recognition, goodwill						$ 49,000,000
Subsidiaries [member] | Admune Theraputics
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value				$ 258,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents				(140,000,000)
Contingent liabilities recognised as of acquisition date				118,000,000
Identifiable assets acquired (liabilities assumed)				258,000,000
Additional recognition, goodwill				$ 0
Subsidiaries [member] | Advanced Accelerator Applications (AAA)
Disclosure of detailed information about business combination [line items]
Percentage of Share capital in tender offer												100.00%
Cash offer per ordinary share												$ 41
Cash offer per ADS												$ 82
Number of ordinary share per ADS												2
Value of equity												$ 3,900,000,000
Percentage of share capital tendered at the expiration of the tender offer												97.00%
Subsidiaries [member] | Discontinued operations | Operating income [member] | CSL
Disclosure of detailed information about business combination [line items]
Impairment loss									$ 1,100,000,000
Reversal of impairment loss					$ 100,000,000